Acquisitions (Tables)	12 Months Ended
Mar. 31, 2019
GE Japan GK [member]
Statement [LineItems]
Fair Values of Assets and Liabilities at the Date of Acquisition and Consideration Paid

The fair values of assets and liabilities of GE Japan at the date of acquisition and the consideration paid were as follows:

At April 1, 2016
(In millions)
Assets:
Loans and advances	¥470,538
All other assets	203,069

Total assets	¥673,607

Liabilities:
Borrowings	¥436,537
All other liabilities	58,134

Total liabilities	¥494,671

Net assets	¥178,936
Non-controlling interests measured at their proportionate share of the identifiable net assets	(394)

Net assets acquired	178,542
Goodwill	2,417

Consideration	¥180,959

Consideration:
Cash	¥180,959

Total	¥180,959

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥752

PT Bank Tabungan Pensiunan Nasional Tbk [member]
Statement [LineItems]
Fair Values of Assets and Liabilities at the Date of Acquisition and Consideration Paid

The fair values of assets and liabilities of BTPN at the date of acquisition and the consideration paid were as follows:

At January 30, 2019
(In millions)
Assets:
Cash and deposits with banks	¥149,331
Loans and advances	522,918
Intangible assets	57,803
All other assets	107,471

Total assets	¥837,523

Liabilities:
Deposits	¥538,529
All other liabilities	104,817

Total liabilities	¥643,346

Net assets	194,177
Non-controlling interests measured at their proportionate share of the identifiable net assets and others	(9,494)

Net assets acquired	184,683
Goodwill	4,707

Consideration	¥189,390

Consideration:
Cash	¥111,365
Fair value of the equity interest in BTPN held before the acquisition	78,025

Total	¥189,390

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥776

Total Amount of Cash Consideration Paid and Cash Acquired by Obtaining Control of Subsidiaries and Businesses

The total amount of cash consideration paid and cash acquired by obtaining control of subsidiaries during the fiscal year ended March 31, 2019 were as follows:

For the fiscal year ended March 31, 2019
(In millions)
Cash consideration paid	¥(111,365)
Cash and cash equivalents transferred as a result of the acquisitions	149,331

Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries	¥37,966

American Railcar Leasing LLC [member]
Statement [LineItems]
Fair Values of Assets and Liabilities at the Date of Acquisition and Consideration Paid

The fair values of assets and liabilities of ARL at the date of acquisition and the consideration paid were as follows:

At June 1, 2017
(In millions)
Assets:
Property, plant and equipment	¥304,257
All other assets	15,719

Total assets	¥319,976

Liabilities:
Borrowings	¥147,523
All other liabilities	1,947

Total liabilities	¥149,470

Net assets acquired	170,506
Goodwill	—

Consideration	¥170,506

Consideration:
Cash	¥170,506

Total	¥170,506

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥1,264

Sumitomo mitsui asset management company, limited [member]
Statement [LineItems]
Fair Values of Assets and Liabilities at the Date of Acquisition and Consideration Paid

The fair values of assets and liabilities of SMAM at the date of acquisition and the consideration paid were as follows:

At July 29, 2016
(In millions)
Assets:
Cash and deposits with banks	¥15,411
Trading assets	12,030
Intangible assets	14,555
All other assets	11,007

Total assets	¥53,003

Liabilities	¥14,995

Net assets	¥38,008
Non-controlling interests measured at their proportionate share of the identifiable net assets	(15,203)

Net assets acquired	22,805
Goodwill	38,053

Consideration	¥60,858

Consideration:
Cash	¥20,286
Fair value of the equity interest in SMAM held before the acquisition 35,902	40,572

Total	¥60,858

Acquisition related costs recognized as an expense in “General and administrative expenses” in the consolidated income statement	¥8

2017 Business Acquisitions [member]
Statement [LineItems]
Total Amount of Cash Consideration Paid and Cash Acquired by Obtaining Control of Subsidiaries and Businesses

The total amount of cash consideration paid and cash acquired by obtaining control of subsidiaries during the fiscal year ended March 31, 2017 were as follows:

For the fiscal year ended March 31, 2017
(In millions)
Cash consideration paid	¥(201,245)
Cash and cash equivalents transferred as a result of the acquisitions	1,889

Cash consideration paid, net of cash and cash equivalents acquired by obtaining control of the subsidiaries	¥(199,356)